AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                 Supplement to:
                   OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II,
            OVERTURE ENCORE!, OVERTURE BRAVO!, CORPORATE BENEFIT VUL,
          OVERTURE Annuity, Overture Annuity II, OVERTURE Annuity III,
         OVERTURE Annuity III-Plus, OVERTURE ACCENT!, OVERTURE ACCLAIM!
                         Prospectuses Dated May 1, 2007

                        OVERTURE OVATION!, Protector hVUL
                         Prospectuses Dated May 1, 2008

                   Excel Performance VUL, Overture Medley (R)
                         Prospectuses Dated May 1, 2009

                        Supplement Dated August 25, 2009

Effective as of September 1, 2009, Calvert Asset Management Company, Inc. ("Calvert") is responsible for the day-to-day management of the Ameritas Small Company Equity Portfolio. This change was approved by the Board of Directors of Calvert Variable Series, Inc. (the "Board") at a special meeting of the Board held on August 6, 2009. Calvert is providing shareholders with an Information Statement detailing the management change.

Therefore, prospectuses for the Ameritas products listed above are amended by removing all references to OFI Institutional Asset Management, Inc., including in the portfolio objectives chart found in the Separate Account Variable Investment Options section. The Ameritas Small Company Equity Portfolio information in the objectives chart is updated to read as follows:

------------------------------------------------------------ ---------------------------------------------------------
FUND NAME                                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------ ---------------------------------------------------------
              Calvert Variable Series, Inc.*                          Calvert Asset Management Company, Inc.
------------------------------------------------------------ ---------------------------------------------------------
Ameritas Small Company Equity Portfolio - No subadviser      Long-term capital appreciation.
------------------------------------------------------------ ---------------------------------------------------------
*This fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously amended.
Please see the Ameritas Small Company Equity Portfolio prospectus and supplement for more information.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.